Acquisitions and Deconsolidation of Subsidiary	12 Months Ended
Dec. 31, 2013
Acquisitions and Deconsolidation of Subsidiary [Abstract]
ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY
3.	ACQUISITIONS AND DECONSOLIDATION OF SUBSIDIARY

2012 Acquisitions

Acquisition of TNS, Inc.

On September 17, 2012, the Company acquired 100% of the outstanding capital stock of T N S, an Illinois corporation based in Des Plaines, Illinois.  T N S is a provider of structured cabling and distributed antenna systems primarily in the Chicago, Illinois area. The purchase consideration for T N S was $5,486,372, which was comprised of (i) $700,000 in cash, (ii) 10,000 shares of common stock of the Company, (iii) additional shares of common stock of the Company to be issued upon the completion by the Company of an underwritten public offering, which shares were valued at the acquisition date at $259,550, were recorded as a liability as of such date and the number of which shares will be determined by dividing $200,000 by the price per share of the common stock in the offering, and (iv) 4,150 shares of Series F Preferred Stock of the Company, which shares were valued at $4,026,822.

Of the 4,150 shares of Series F Preferred Stock issued to the sellers of T N S on September 17, 2012, 575 shares (the “Contingent Shares”) were contingent as they were subject to cancellation in whole or in part if T N S did not meet certain operating results during the earn-out period.  If the operating results of T N S exceeded certain thresholds during the earn-out period, the Company was required to issue to the sellers of T N S additional shares of Series F Preferred Stock.  The Company was also obligated to pay additional cash consideration and to issue additional shares of Series F Preferred Stock to the T N S sellers if T N S exceeded certain operating thresholds for the three years ending September 30, 2015.  The Company had classified its contingent obligation as a liability in the amount of $557,933 on the Company’s balance sheet because the contingent consideration was a fixed monetary amount that was based on the earnings of T N S during the earn-out period that the Company was required to settle with a variable number of shares of Series F Preferred Stock and additional cash payments.  The contingent consideration of $557,993 recognized by the Company was an estimate of the fair value of the contingent consideration.

The Company originally granted the T N S sellers the right to put the 10,000 shares of common stock to the Company for $50.00 per share beginning on March 17, 2014.  The holders of the Series F Preferred Stock also could demand that an aggregate of 3,000 shares of Series F Preferred be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request.  Such holders could also request that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2013 and that any additional shares of Series F Preferred be redeemed beginning on September 17, 2014. The Contingent Shares could not be redeemed during the earn-out period.  Both the Series F Preferred shares and the shares of common stock that were subject to a put option were accounted for as temporary equity because the decision as to the redemption or retirement of such shares rested with the holders of such shares.  On December 24, 2013, the Company and the former owners of TNS agreed that the Series F Preferred Stock, including the contingent shares, could be redeemed and converted to common stock of the Company.  The shares of Series F Preferred Stock that were not part of the contingent consideration were converted into common stock. The conversion of these shares was done in accordance with the Series F Preferred Stock Certificate of Designation. As a result, there was no impact on the Company's consolidated statement of operations for the year ended December 31, 2013.  The acquisition was accounted for as a stock purchase.  As the total consideration paid exceeded the value of the net assets acquired, the Company recorded approximately $4,000,000 of goodwill.  The goodwill is attributable to synergies and economies of scale provided to the Company.  The goodwill is not tax deductible. The amount of acquisition-related costs for the acquisition of T N S was $81,836, which was recorded on the Company’s consolidated statement of operations as general and administrative expenses.

Acquisition of ADEX Entities

On September 17, 2012, the Company  acquired all the outstanding capital stock of ADEX, a New York corporation, and ADEXCOMM Corporation, a New York corporation (“ADEXCOMM”), and all outstanding membership interests of ADEX Puerto Rico LLC, a Puerto Rican limited liability company (“ADEX Puerto Rico”, and together with ADEX and ADEXCOMM, collectively,  the ADEX Entities.  The ADEX Entities are collectively an international service organization that provides turnkey services and project staffing solutions exclusively to the telecommunication industry.  ADEX assists telecommunications companies throughout the project life cycle of any network deployment.  The purchase consideration for the ADEX Entities was $17,321,472, which was paid with $12,819,594 in cash, which payment included the repayment of debt due from the ADEX entities to a lender of approximately $1,241,000, a note in the amount of $1,046,000 and a note in the amount of $1,332,668, which was equal to the net working capital of the ADEX Entities as of the closing date, and contingent consideration in the amount of $2,123,210 that was recorded as a liability at the date of acquisition. The notes were secured by 1,500 shares of Series G Preferred Stock. The payment of contingent consideration was secured by the issuance of 2,000 shares of Series G Preferred Stock.  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243. The Company and former owners of ADEX agreed that the amount of contingent consideration owed under the terms of the purchase agreement was $1,778,669, which resulted in a gain on change in contingent consideration of $344,541 on the Company’s consolidated statement of operations.  In connection with the contingent consideration arrangement, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares are redeemable in the event the Company defaults on its obligation to make the required payments. The acquisition was accounted for as a stock purchase. As a result of the total consideration paid exceeding the net assets acquired; the Company recorded approximately $10.5 million of goodwill. The goodwill is attributable to synergies and economies to scale provided to the Company.  The goodwill is not tax deductible. The amount of acquisition-related costs for the acquisition of the ADEX entities was $152,189, which amount was recorded on the Company's consolidated statement of operations as general and administrative expenses.

Acquisition of Environmental Remediation and Financial Services, LLC

On December 17, 2012, ADEX acquired 100% of the membership interests in ERFS, a New Jersey limited liability company. ERFS is an environmental remediation company that provides in site remediation of oil, chemicals and ground/water.  The purchase consideration for ERFS was $6,651,050, which was paid with 4,500 shares of Series I Preferred Stock, which shares were valued at $4,187,151.  The seller of ERFS was entitled to redeem up to $750,000 of the Series I Preferred Stock on or after March 31, 2013.  As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.  This earn-out consideration was valued at $2,463,899. The Series I Preferred shares were classified within temporary equity because the redemption of those shares rested with the holders of those instruments. The goodwill is attributable to synergies and economies of scale provided to the Company. The acquisition was accounted for as a stock purchase. The goodwill is not tax deductible. The Company did not incur any acquisition-related costs for the year ended December 31, 2012.

During 2013, the Company’s management decided to exit its environmental remediation and disaster recovery services business conducted by ERFS (see Note 17, Discontinued Operations). The Series I Preferred Stock issued as part of the purchase price of ERFS, along with the contingent consideration payable to the sellers of ERFS, were received by the Company and retired as part of the proceeds of the sale of ERFS.

The final purchase consideration for the 2012 acquisitions of TNS, the ADEX Entities and ERFS were calculated as follows:

	TNS	ADEX Entities	ERFS
Cash	$700,000	$12,819,594	$-
Promissory notes	-	2,378,668	-
Contingent consideration/working capital adjustment	259,550	2,123,210	2,463,899
Preferred stock, based on OPM backsolve method	4,026,822	-	4,187,151
Common stock, based on redemption value	500,000	-	-
Total purchase price	$5,486,372	$17,321,472	$6,651,050

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

	TNS	ADEX Entities	ERFS
Current assets	$474,732	$5,801,858	$798,135
Goodwill	4,002,654	10,474,212	4,863,149
Intangible assets:
Customer list / relationships	1,790,048	3,309,143	1,967,000
URL's	2,552	2,552	-
Tradenames	347,182	2,888,382	361,000
Non-competes	79,670	116,047	-
Property and equipment	14,224	75,849	185,271
Deposits	-	12,227	63,493
Current liabilities	(254,807)	(1,053,398)	(1,135,872)
Notes payable - bank	-	-	(392,259)
Notes payable - related party	-	-	(8,700)
Notes payable - other	-	-	(50,167)
Long-term deferred tax liability	(969,883)	(4,305,400)	-
Total allocation of purchase consideration	$5,486,372	$17,321,472	$6,651,050

2013 Acquisitions

Acquisition of AW Solutions Inc.

On April 15, 2013, the Company acquired all of the outstanding capital stock of AW Solutions, Inc. (“AWS”), a Florida corporation, and all of the outstanding membership interests of AW Solutions Puerto Rico, LLC (“AWS Puerto Rico”), a Puerto Rico limited liability company (collectively, the “AWS Entities”). The AWS Entities are professional multi-service line, telecommunications infrastructure companies that provide outsourced services to the wireless and wireline industry. The purchase consideration for the AWS Entities was $8,760,097, which was paid with $500,000 in cash, common stock valued at $2,607,804, a 45-day promissory note valued at $2,107,804, a note in the principal amount of $1,033,743, which was equal to the net working capital of AWS on the date of acquisition, and contingent consideration, which was valued at $2,510,746 and was recorded as a liability at the date of acquisition. The contingent consideration payable, if any, will be based on the EBITDA of the AWS Entities for the twelve months following the date of acquisition. The contingent consideration also consists of a formula tied to the EBITDA growth for the thirteenth through twenty-fourth months after the date of acquisition. The Company estimated the contingent consideration based on the expected growth of AWS. The Company had an independent valuation performed of the acquisition to determine the value of the contingent consideration and the value of the stock issued on the acquisition date. As the total consideration paid by the Company for AW Solutions exceeded the net assets acquired, the Company recorded approximately $2.2 million of goodwill. The goodwill is attributable to synergies and economies of scale provided to the Company. The goodwill is tax deductible. The amount of acquisition-related costs for the acquisition of AW Solutions was $124,500, which amount was recorded on the Company’s consolidated statement of operations as general and administrative expenses.

The final purchase consideration for the 2013 acquisition of the AWS Entities was calculated as follows:

Cash	$500,000
Common stock, based on redemption value	2,607,804
Promissory notes	2,107,804
Working capital note	1,033,743
Contingent consideration	2,510,746
Total consideration	$8,760,097

The final purchase consideration was allocated to the assets acquired and liabilities assumed as follows:

Current assets	$2,676,922
Goodwill	2,249,477
Intangible assets:
Customer list / relationships	3,381,000
Trade names	884,000
Non-compete	371,000
Property and equipment	207,566
Other assets	9,832
Current liabilities	(1,019,700)
Total allocation of purchase consideration	$8,760,097

Unaudited pro forma results of operations data of the Company as if the acquisitions of the ADEX Entities, TNS, and the AWS Entities had occurred as of January 1, 2012 are as follows:

	Pro Forma Results (Unaudited)
	Year Ended December 31,
	2013	2012
Revenue	$54,072,078	$49,782,343

Net loss	$(25,675,959)	$(1,298,960)

Basic and diluted loss per share	$(7.92)	$(0.78)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at January 1, 2012 and is not intended to be a projection of future results.

The pro forma adjustments for the years ended December 31, 2013 and 2012 consist of the amortization of intangible assets with an identifiable life, customer lists and non-compete agreements in the amount of $597,375 for the years ended December 31, 2013 and 2012.  The Company also borrowed the cash portion of the purchase consideration and has recorded interest expense in the amount of $1,560,000 in the years ended December 31, 2013 and 2012.

The amount of revenues and income of the acquired companies since the acquisition date included in the Company's consolidated statements of operations are as follows:

2013 Acquisitions

AWS Entities
Revenues	$7,508,928

Income	$1,418,796

2012 Acquisitions

	ADEX Entities	TNS	ERFS
Revenues	$10,577,197	$1,042,367	$146,036

Income	$807,832	$78,404	$46,598

NOTES – CONTINGENT CONSIDERATION

The Company has issued contingent consideration in connection with the acquisitions the Company completed during the years ended December 31, 2013 and 2012.  The following describes the contingent consideration arrangements.

Tropical:  As additional consideration, the Company agreed to issue additional shares of common stock in the Company based on a formula tied to the future earnings of Tropical.  The contingent consideration to be paid to the former owners of Tropical was as follows: 50% of the net income of Tropical for the 18 months following the acquisition, along with warrants with an exercise price of $150.00 per share for up to 1,000 shares of Company common stock for each $500,000 of EBITDA generated by Tropical in the two years after the date of acquisition. The Company determined the fair value of contingent consideration to be $15,320.  The potential range of contingent consideration could have ranged from $0, in the event Tropical had zero or negative net income, to unlimited, as there was no cap on the amount that could have been earned.  The Company recorded contingent consideration in the amount of $15,320 as a liability on its consolidated balance sheets. At December 31, 2012, the amount of contingent consideration had not changed. As of December 31, 2013, the Company determined that, based on the results of Tropical since the date of acquisition, no contingent consideration was payable, and the fair value of the contingent consideration was adjusted to $0.

RM Engineering: As additional consideration, the Company agreed to pay 50% of the net income of RM Engineering for the 18-month period following the closing, as well as cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by RM Engineering during the 24-month period following closing. The Company determined the fair value of the contingent consideration likely to be paid at $126,287.  The potential range of contingent consideration could have ranged from $0, in the event RM Engineering had zero or negative net income, to unlimited, as there is no cap on the amount that could have been earned.  The Company recorded this $126,287 contingent consideration as a liability on its consolidated balance sheets. At December 31, 2012, the amount of contingent consideration had not changed. As of December 31, 2013, the Company determined that, based on the results of RM Engineering, no contingent consideration was payable, and the fair value of the contingent consideration was adjusted to $0.

ADEX:  As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the “Multiplier”) multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the “Forward EBITDA”).  If the Forward EBITDA was less than $2,731,243, the Multiplier was to be adjusted to 0.50, and if the Forward EBITDA was greater than $3,431,243, the Multiplier was to be adjusted to 1.0.  The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA was greater than $3,081,243.  In connection with these obligations, the Company reserved 2,000 shares of Series G Preferred Stock.  These shares were redeemable in the event the Company defaulted on its obligation to make the required payments.  The shares of Series G Preferred were to be automatically cancelled if required payments were made in cash by the Company. The Company valued the amount of contingent consideration likely to be paid at $2,123,210 as of the date of acquisition.  As of December 31, 2012, the amount of contingent consideration had not changed.  On December 31, 2013, the Company recorded a gain on the change in contingent consideration of $344,551 based on an agreement reached between the Company and the former owners of ADEX that the amount of contingent consideration to be paid was $1,778,669. The $1,778,669 was recorded as a contingent consideration payable on the Company's consolidated balance sheet as of December 31, 2013.

T N S: Additional consideration was also to be paid to the T N S sellers in the event certain operating results were achieved by T N S.  The holders of the Series F Preferred Stock could have demanded that an aggregate of 3,000 shares of Series F Preferred be redeemed beginning on November 27, 2012, with the redemption to occur within 20 days of such request.  The holders also could have requested that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2013 and that an additional 575 shares of Series F Preferred be redeemed beginning on September 17, 2014.  In the event that certain operating results were achieved or not achieved by T N S, additional shares of Series F Preferred Stock could have been issued, or issued shares of Series F Preferred Stock could have been cancelled, based on an agreed upon formula. The Company valued the contingent consideration likely to be paid at $259,550 as of the date of acquisition. As of December 31, 2012, the amount of contingent consideration had not changed. At September 30, 2013, the Company evaluated the contingent consideration and recorded a gain in change of contingent consideration of $0.6 million. In December 2013, the Company and the former owners of T N S agreed to release the Company and T N S from any and all further obligations in connection with the contingent considerations. As part of the agreement, the Company redeemed an additional 1,150 shares of Series F Preferred Stock related to the aforementioned agreement.  In addition, the Company issued to the former owners of T N S 89,653 shares of common stock. This agreement resulted in a loss on change in contingent consideration of $2.2 million, which was recorded on the Company's statement of operations as a loss on change in fair value of contingent consideration.

ERFS: As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeded the EBITDA for the twelve month period prior to closing by $10,000.  The Company valued the contingent consideration likely to be paid at $2.1 million. The contingent consideration could have ranged from $0, in the event ERFS EBITDA for the 12 months following closing was less than $10,000 over ERFS EDITDA for the 12 months period prior to closing, to unlimited as there was no cap on the amount that could have been earned.  The Company recorded the $2.4 million contingent consideration as a liability on its consolidated balance sheets.  As of December 31, 2012, the amount of contingent consideration had not changed.  On November 21, 2013, the Company consummated the sale of ERFS to the president of ERFS.  As consideration for the sale, the Company's contractual obligation to pay contingent consideration and working capital consideration was cancelled. In connection with such sale, the reserve for contingent consideration in the amount of $2.5 million was included in income from discontinued operations, net of taxes on the Company's consolidated statement of operations.

AWS Entities:  As additional consideration, the Company agreed to pay the AWS seller certain earn-out payments based on the first and second anniversary EBITDA of the AWS Entities.

First Anniversary: Following the first anniversary of the closing date, the Company will calculate the EBITDA of the AWS Entities for the twelve-month period beginning on the closing date and ending on the first anniversary of the closing date (the “First Anniversary EBITDA”), which will be subject to review by the sellers in accordance with the Purchase Agreement.  If required, the Company will make an earn-out payment to the sellers based on the First Anniversary EBITDA as follows (the “First EBITDA Adjustment”): (i) if the First EBITDA is less than $2.0 million the First EBITDA Adjustment will be zero; (ii) if the First Anniversary EBITDA is equal to or greater than $2.0 million and less than or equal to $3.0 million then the First EBITDA Adjustment will be equal to the First Anniversary EBITDA and will be paid by the Company to the sellers in cash; (iii) if the First Anniversary EBITDA is greater than $3.0 million and less than or equal to $4.0 million, then the First EBITDA Adjustment will be equal to 1.5x the First Anniversary EBITDA and will be paid by the Company to the sellers in cash; (iv) if the First Anniversary EBITDA is greater than $4.0 million and less than or equal to $5.0 million, then the First EBITDA Adjustment will be equal to 2.0x the First Anniversary EBITDA, of which 50% will be paid by the Company to the sellers in cash and 50% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the first anniversary of the closing date; or (v) if the First Anniversary EBITDA is greater than $5.0 million, then the First EBITDA Adjustment will be equal to 2.25x the First Anniversary EBITDA, of which 50% will be paid by the Company to the sellers in cash and 50% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the first anniversary of the closing date.

Second Anniversary: Following the second anniversary of the closing date, the Company will calculate the EBITDA of the AWS Entities for the twelve-month period beginning on the first anniversary of the closing date and ending on the second anniversary of the closing date (the “Second Anniversary EBITDA”), which will be subject to review by the sellers in accordance with the purchase agreement.  The Company will make an earn-out payment to the sellers based on the Second Anniversary EBITDA as follows (the “Second EBITDA Adjustment”): (i) if the Second Anniversary EBITDA is less than or equal to the First Anniversary EBITDA, then the Second EBITDA Adjustment will be zero; (ii) if the Second Anniversary EBITDA exceeds the First Anniversary EBITDA (the “EBITDA Growth Amount”) by an amount less than $1.0 million, the Second EBITDA Adjustment will be equal to 2.0x the EBITDA Growth Amount and will be paid by Company to the sellers in cash; (iii) if the EBITDA Growth Amount is equal to or greater than $1.0 million and less than $3.0 million, then the Second EBITDA Adjustment will be equal to 2.25x the EBITDA Growth Amount, of which 88.88% will be paid by Company to the sellers in cash and 11.12% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the second anniversary of the closing date; or (iv) if the EBITDA Growth Amount is equal to or greater than $3.0 million, then the Second EBITDA Adjustment will be equal to 2.5x the EBITDA Growth Amount, of which 80% will be paid by Company to the sellers in cash and 20% will be paid by the issuance to the sellers of unregistered shares of common stock at a price per share equal to the closing price of the common stock on the second anniversary of the closing date.

The Company determined the fair value of the contingent consideration to be $2,510,746 at the date of acquisition.  As of December 31, 2013, the amount of contingent consideration had been recorded as $4.4 million, which resulted in a loss from change in fair value of contingent consideration of $1.8 million that has been recorded on the Company's consolidated statement of operations as a loss on change in contingent consideration. The amount of contingent consideration increased based on a revised forecast for the remainder of the earn-out period.

2012 Deconsolidation

Deconsolidation of Digital Comm, Inc. Subsidiary

On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. As consideration for the purchase, the former president issued to the Company a non-recourse promissory note in the principal amount of $125,000. The note is secured by the purchased shares. Immediately subsequent to the transaction, the Company wrote off the $125,000 promissory note from its former president, as it deemed it unlikely that he could repay the note.  At the date of deconsolidation, the Company wrote off all of its receivables from Digital of $880,000 and adjusted the negative investment carrying amount at the time of deconsolidation to zero, which resulted in a net gain of approximately $528,000. Subsequent to the sale of 60% of its ownership interest in Digital, the Company continued to fund the cash flow of Digital into December 2012. These amounts were approximately $179,000, which the Company subsequently wrote down to zero, as the Company has determined that the equity investment is uncollectible as Digital has limited operations and limited ability to repay the amount owed. The Company did not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses and expected future losses, and the fact that Digital's liabilities far exceeded the value of its tangible and intangible assets at such date.

In the Company’s financial statements for the year ended December 31, 2012, the Company's investment in Digital had been written off and was reflected at value of zero.

The following information summarizes the results of operations of Digital for the year ended December 31, 2012 and for the period from January 1, 2012 through September 12, 2012, the date of deconsolidation.

January 1, 2012 through
September 12, 2012
Revenue	$1,691,956

Gross margin	139,675

Loss from operations	(473,918)

Interest expense	(251,412)

Net loss	$(725,330)